SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unaudited interim consolidated financial statements

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments necessary for a fair presentation.

The balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2024.

The significant accounting policies disclosed in the Company’s audited 2024 consolidated financial statements and notes thereto have been applied consistently to these unaudited interim consolidated financial statements. Results for the six months ended June 30, 2025 are not necessarily indicative of results that may be expected for the year ending December 31, 2025.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and expenses during the reporting period and accompanying notes. Actual results could differ from those estimates. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made.
Cash and cash equivalents

Cash and cash equivalents consist of cash in banks, bank deposits and money market funds, that have a maturity, at the date of purchase, of three months or less.

Non-current Restricted cash

Non-current restricted cash represent restricted bank deposits which are primarily used as a security for the Company’s operating lease agreements.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)
Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist, among others, of cash and cash equivalents, other accounts receivable, short-term loan, trade payables and other accounts payable and accrued expenses. These financial instruments are stated at their carrying value, which approximates their fair value due to the short time to the expected receipt or payment date. The Company considers its pre-funded warrants to be Level 2. The warrants and derivative liabilities are measured at fair value using Level 3 inputs (see also Note 11).

Impairment for long-lived assets

Long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

For the six months ended June 30, 2025 and 2024, the Company recorded impairment charges of long-lived assets in the amount of $20,080 and zero, respectively, presented under other expenses.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Inventory

The Company’s inventory, which includes raw materials, work in-process, and finished goods, is carried at the lower of cost or Net Realizable Value (“NRV”). Inventory cost is computed using standard cost, which approximates actual cost on a first-in, first-out basis. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on operating capacity.

At the end of each reporting period, the Company evaluates whether its inventories are damaged, obsolete, or have material changes in price or other causes, and if so, a loss is recognized in the period in which it occurs. Inventory write-downs are also based on reviews for any excess or obsolescence.

The Company also reviews its inventory to determine whether its carrying value exceeds the NRV upon the ultimate sale of the inventory. NRV is the estimated selling price of inventory in the ordinary course of business, less estimated costs of completion, disposal, and transportation. At the end of each reporting period, the Company determines the estimated selling price of its inventory based on market conditions. Once inventory is written-down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. During the six-months ended June 30, 2025, 2024, the Company recorded inventory write-downs (see Note 3).

Convertible Promissory Notes

The Company applies ASC 470-20, “Debt with Conversion and Other Options” (“ASC 470-20”). In accordance with ASC 470-20 the Company first allocates the proceeds to freestanding liability instrument that are measured at fair value at each reporting date, based on their fair value. The remaining proceeds are allocated between the convertible debt and any bifurcated embedded derivatives. In accordance with ASC 815 “Derivatives and Hedging” (“ASC 815”), the Company bifurcates embedded derivatives that require bifurcation and accounts for them separately from the convertible debt.

The Company applies ASC 815, “Derivatives and Hedging” to all features related to convertible debt. When features meet the definition of a derivative, are not clearly and closely related to the characteristics of the convertible debt, and do not qualify for any scope exceptions within ASC 815, they are required to be accounted for separately from the debt instrument and recorded as derivative instrument liabilities. The fair value assigned to the embedded derivative instruments is marked to market in each reporting period. The Company has recorded embedded derivative liabilities related to the convertible promissory notes. Bifurcated embedded derivatives are presented in the same line item as the host debt instrument.

R&D tax credit

The research & development (R&D) tax credit in the United Kingdom is a United Kingdom tax relief designed to encourage innovation and increase spending on R&D activities for companies operating in the United Kingdom. This is relevant to the Company’s subsidiary engineering center in the United Kingdom. Generally, the United Kingdom R&D tax credit offsets the income tax to be paid and the remaining portion (if any) will be refunded. The R&D tax credit is calculated based on the claimed volume of eligible R&D expenditures by the Company. As a result, the R&D tax credit is presented as a deduction from “research and development expenses” in the consolidated statements of income (loss). During the six months ended June 30, 2025, 2024, the Company recorded R&D tax credit benefits in the amount of zero and $5,697, respectively.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Revenue recognition

Under ASC 606 “Revenue from contracts with customers”, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps: (1) Identify the contract(s) with a customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue at the time when its customer obtains control of the promised goods or services. For product sales, this occurs when the performance obligation is satisfied by transferring the promised product to the customer. For service arrangements, revenue is recognized over time as the services are rendered, based on the transfer of benefits to the customer. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). The Company does not offer right of return to its contracts.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring the products or services to the customer.

Payment terms generally are up to 30 days. The Company applies the practical expedient and does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

For contracts in which the performance obligation has an original expected duration of one year or less, the Company does not provide disclosure on its remaining performance obligations.

Deferred revenues are recognized as (or when) the Company receives consideration prior to performing its obligations under the contract.

For the six months ended on June 30, 2025, the Company recorded revenues from SDV development services in the amount of $184. Revenue from SDV development services is recognized over time as the services are rendered, based on the progress toward completion of the performance obligations. For the six months ended on June 30, 2024, the Company recorded revenues from sales of SDV prototypes in the amount of $160. Revenue from sales of SDV prototypes is recognized at a point in time when the control of the goods is transferred to the customer, upon delivery.

Cost of revenues

Cost of revenues primarily comprised from the cost of SDVs and includes direct parts, material and labor costs, share-based compensation expenses, manufacturing overhead (e.g., depreciation of machinery and tooling), shipping and logistics costs, and reserves including for estimated warranty costs related to the production of SDVs and adjustments to write down the carrying value of inventory when it exceeds its estimated NRV.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. For the Company, ASU 2023-09 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, requiring public entities to disclose additional information about specific expense categories in the notes to the financial statements on an interim and annual basis. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This amendment introduces a practical expedient for the application of the current expected credit loss (“CECL”) model to current accounts receivable and contract assets. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the timing of adoption and impact of this amendment on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This update establishes the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2025-10.